Property, plant and equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation charge from continuing operations for the year	$ 491,137
Office Equipment and Furniture | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life		2 years
Office Equipment and Furniture | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life		5 years
Production Masks
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life		5 years
Production Tools
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life		3 years
Licenses
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life		3 years
Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life		1 year